VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
As of December 31, 2025 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 94.3%
BASIC MATERIALS — 4.9%
AdvanSix, Inc.	2,926	$50,620
Albemarle Corp.	2,206	312,017
Alcoa Corp.	16,582	881,167
Cabot Corp.	675	44,739
Caledonia Mining Corp. PLC	1,990	52,078
Carpenter Technology Corp.	2,659	837,160
Centrus Energy Corp. - Class A*	219	53,164
Century Aluminum Co.*	2,240	87,763
Chemours Co.	3,935	46,394
Cleveland-Cliffs, Inc.*	41,028	544,852
Coeur Mining, Inc.*	9,035	161,094
Commercial Metals Co.	16,501	1,142,199
Compass Minerals International, Inc.*	2,645	51,948
Contango ORE, Inc.*	650	17,167
Ecovyst, Inc.*	16,780	163,269
Element Solutions, Inc.	14,762	368,902
Friedman Industries, Inc.	2,007	41,123
H.B. Fuller Co.	2,962	176,121
Hawkins, Inc.	358	50,857
Hecla Mining Co.	38,670	742,077
Huntsman Corp.	16,734	167,340
Hycroft Mining Holding Corp. - Class A*	5,245	124,674
Innospec, Inc.	580	44,393
Intrepid Potash, Inc.*	1,350	37,435
Kaiser Aluminum Corp.	1,910	219,383
Koppers Holdings, Inc.	1,612	43,653
Kronos Worldwide, Inc.	5,030	22,233
Magnera Corp.*	2,089	31,627
Mativ Holdings, Inc.	4,791	58,211
McEwen, Inc.*	1,500	27,765
Minerals Technologies, Inc.	4,354	265,376
NewMarket Corp.	128	87,969
Oil-Dri Corp. of America	1,017	49,772
Olin Corp.	4,255	88,632
Perimeter Solutions, Inc.*	11,407	314,035
Quaker Chemical Corp.	242	33,229
Rayonier Advanced Materials, Inc.*	19,568	115,256
Rogers Corp.*	460	42,122
SSR Mining, Inc.*	10,692	234,369
Stepan Co.	1,924	91,121
Tronox Holdings PLC	17,626	73,500
Westlake Corp.	789	58,339
		8,055,145
COMMUNICATIONS — 2.5%
AMC Networks, Inc. - Class A*	6,327	60,233
Angi, Inc.*	1,383	17,882
Array Digital Infrastructure, Inc.	3,280	175,874
ATN International, Inc.	3,679	83,881
BK Technologies Corp.*	334	24,913
Bumble, Inc. - Class A*	4,763	17,004
Cable One, Inc.	419	47,284
Cars.com, Inc.*	1,613	19,679
EchoStar Corp. - Class A*	2,550	277,185
ePlus, Inc.	2,090	183,293
EW Scripps Co. - Class A*	7,783	31,054
Frontier Communications Parent, Inc.*	8,259	314,420
	Number of Shares	Value
COMMON STOCKS (Continued)
COMMUNICATIONS (Continued)
Gray Media, Inc.	13,365	$64,687
InterDigital, Inc.	783	249,292
Lands’ End, Inc.*	1,830	26,572
Liberty Latin America Ltd. - Class A*	20,860	154,155
Liquidity Services, Inc.*	1,150	34,857
NETGEAR, Inc.*	2,440	59,853
Nexstar Media Group, Inc.	510	103,555
Omnicom Group, Inc.	329	26,567
Optimum Communications, Inc. - Class A*	12,902	21,288
Preformed Line Products Co.	702	145,110
RealReal, Inc.*	1,577	24,885
Ribbon Communications, Inc.*	5,824	16,773
Scholastic Corp.	6,603	195,647
Shenandoah Telecommunications Co.	1,510	17,456
Sinclair, Inc.	2,488	38,066
Sphere Entertainment Co.*	3,035	288,568
TEGNA, Inc.	13,920	270,187
Telephone and Data Systems, Inc.	18,589	762,149
Viasat, Inc.*	4,552	156,862
Viavi Solutions, Inc.*	1,917	34,161
Ziff Davis, Inc.*	1,960	68,894
		4,012,286
CONSUMER, CYCLICAL — 14.8%
Abercrombie & Fitch Co. - Class A*	1,071	134,807
Academy Sports & Outdoors, Inc.	7,683	383,843
Adient PLC*	15,624	299,512
Advance Auto Parts, Inc.	4,604	180,937
Alaska Air Group, Inc.*	10,794	542,938
Allegiant Travel Co.*	2,002	170,711
American Axle & Manufacturing Holdings, Inc.*	26,366	169,006
American Eagle Outfitters, Inc.	13,491	355,758
American Outdoor Brands, Inc.*	1,960	15,151
Asbury Automotive Group, Inc.*	2,092	486,453
AutoNation, Inc.*	1,607	331,813
Bally’s Corp.*	2,071	34,213
Biglari Holdings, Inc. - Class B*	232	77,124
BJ’s Restaurants, Inc.*	1,649	64,971
BlueLinx Holdings, Inc.*	663	40,728
Brunswick Corp.	522	38,753
Buckle, Inc.	1,122	59,937
Build-A-Bear Workshop, Inc.	2,110	129,280
Caleres, Inc.	3,533	42,997
Capri Holdings Ltd.*	2,788	68,027
Carter’s, Inc.	1,528	49,553
Cavco Industries, Inc.*	45	26,583
Central Garden & Pet Co. - Class A*	7,651	223,333
Century Communities, Inc.	3,612	214,372
Cheesecake Factory, Inc.[1]	389	19,637
Citi Trends, Inc.*	527	21,902
Clean Energy Fuels Corp.*	10,407	21,855
Cooper-Standard Holdings, Inc.*	1,996	65,529
Copa Holdings S.A. - Class A	638	76,949
Daktronics, Inc.*	1,925	38,057

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2025 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Dana, Inc.	24,526	$582,738
Designer Brands, Inc. - Class A	2,111	15,685
Dick’s Sporting Goods, Inc.	1,083	214,402
Dillard’s, Inc. - Class A1	461	279,523
Dine Brands Global, Inc.	792	25,455
Dorman Products, Inc.*	879	108,284
El Pollo Loco Holdings, Inc.*	3,670	38,388
Envela Corp.*	2,413	32,286
Ethan Allen Interiors, Inc.	4,544	103,785
EVI Industries, Inc.	1,306	32,180
First Watch Restaurant Group, Inc.*	1,862	28,079
Five Below, Inc.*	596	112,263
Flexsteel Industries, Inc.	1,250	49,362
Forestar Group, Inc.*	6,300	155,169
Fox Factory Holding Corp.*	1,950	33,365
Gap, Inc.	4,187	107,187
Gentherm, Inc.*	2,660	96,744
G-III Apparel Group Ltd.	6,122	177,293
Gildan Activewear, Inc.	696	43,472
Gold.com, Inc.	1,647	56,080
Golden Entertainment, Inc.	1,093	29,719
Goodyear Tire & Rubber Co.*	34,708	304,042
Green Brick Partners, Inc.*	4,418	276,832
Group 1 Automotive, Inc.	2,881	1,133,097
Guess?, Inc.	7,950	133,162
Hamilton Beach Brands Holding Co. - Class A	2,891	47,557
Haverty Furniture Cos., Inc.	2,342	54,709
HNI Corp.	4,640	195,048
Holley, Inc.*	9,291	38,372
Hooker Furnishings Corp.	2,660	30,031
Hovnanian Enterprises, Inc. - Class A*	325	31,701
Hudson Technologies, Inc.*	3,898	26,701
Interface, Inc.	6,090	170,033
JetBlue Airways Corp.*	32,760	149,058
Johnson Outdoors, Inc. - Class A	519	22,032
KB Home	3,543	199,861
Kohl’s Corp.	14,104	287,863
La-Z-Boy, Inc.	7,133	265,847
LCI Industries	2,380	288,789
Lear Corp.	1,947	223,126
Life Time Group Holdings, Inc.*	11,335	301,284
Light & Wonder, Inc.*	392	40,411
M/I Homes, Inc.*	3,494	447,057
Macy’s, Inc.	30,494	672,393
Madison Square Garden Entertainment Corp.*	1,480	79,757
Malibu Boats, Inc. - Class A*	1,096	30,918
Marcus Corp.	2,822	43,769
MarineMax, Inc.*	2,740	66,390
Marriott Vacations Worldwide Corp.	4,023	232,087
Meritage Homes Corp.	7,322	481,788
Miller Industries, Inc.	2,055	76,795
MillerKnoll, Inc.	8,308	151,870
Motorcar Parts of America, Inc.*	2,453	30,270
Movado Group, Inc.	3,633	74,912
	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Murphy USA, Inc.	172	$69,405
National Vision Holdings, Inc.*	1,905	49,187
Newell Brands, Inc.	15,025	55,893
OPENLANE, Inc.*	14,543	433,091
Oxford Industries, Inc.	712	24,350
Patrick Industries, Inc.	1,526	165,464
PC Connection, Inc.	3,089	178,421
Penske Automotive Group, Inc.	1,376	217,807
Petco Health & Wellness Co., Inc.*	15,681	44,064
Phinia, Inc.	1,600	100,304
Polaris, Inc.	2,958	187,093
PriceSmart, Inc.	1,040	127,577
PVH Corp.	6,819	457,009
Resideo Technologies, Inc.*	21,929	770,146
REV Group, Inc.	3,255	197,937
Rocky Brands, Inc.	1,220	35,783
Rush Enterprises, Inc. - Class A	6,895	371,916
Rush Enterprises, Inc. - Class B	5,992	337,110
Sally Beauty Holdings, Inc.*	6,977	99,492
ScanSource, Inc.*	4,477	174,872
Shoe Carnival, Inc.	3,684	62,186
Signet Jewelers Ltd.	3,606	298,865
SkyWest, Inc.*	11,330	1,137,645
Sonic Automotive, Inc. - Class A	1,971	121,926
Standard Motor Products, Inc.	3,488	128,533
Steven Madden Ltd.	453	18,863
Strattec Security Corp.*	418	31,827
Sun Country Airlines Holdings, Inc.*	5,332	76,727
Tapestry, Inc.	1,310	167,379
Taylor Morrison Home Corp.*	13,621	801,868
Thor Industries, Inc.	7,068	725,672
Titan International, Inc.*	6,700	52,461
Titan Machinery, Inc.*	2,309	34,727
TKO Group Holdings, Inc.	170	35,530
Toll Brothers, Inc.	1,755	237,311
Topgolf Callaway Brands Corp.*	19,103	222,932
Travel + Leisure Co.	660	46,550
Tri Pointe Homes, Inc.*	12,266	386,011
Under Armour, Inc. - Class A*[1]	17,792	88,426
UniFirst Corp.	803	154,899
Urban Outfitters, Inc.*	5,176	389,546
Victoria’s Secret & Co.*	2,378	128,816
Visteon Corp.	1,809	172,036
VSE Corp.	782	135,106
Webtoon Entertainment, Inc.*	2,363	30,790
WESCO International, Inc.	3,630	888,043
Whirlpool Corp.[1]	760	54,826
Winnebago Industries, Inc.	3,502	141,901
XPEL, Inc.*	1,263	63,036
Zumiez, Inc.*	2,550	66,427
		24,311,536
CONSUMER, NON-CYCLICAL — 8.6%
ABM Industries, Inc.	9,249	391,233
Acacia Research Corp.*	3,860	14,436
Acadia Healthcare Co., Inc.*	2,408	34,169
ACCO Brands Corp.	8,320	31,034

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2025 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Aclaris Therapeutics, Inc.*	17,572	$52,892
AdaptHealth Corp.*	11,950	119,022
ADMA Biologics, Inc.*	1,081	19,717
Adtalem Global Education, Inc.*	1,528	158,102
Alight, Inc.	20,250	39,487
Alumis, Inc.*	2,666	26,020
American Public Education, Inc.*	1,437	54,319
Amneal Pharmaceuticals, Inc.*	4,113	51,824
Amphastar Pharmaceuticals, Inc.*	825	22,093
AnaptysBio, Inc.*	784	38,008
Andersons, Inc.	7,832	416,427
Arbutus Biopharma Corp.*	7,319	35,204
Arcus Biosciences, Inc.*	1,950	46,468
Artivion, Inc.*	388	17,697
Avanos Medical, Inc.*	3,703	41,585
Avantor, Inc.*	2,250	25,785
Aveanna Healthcare Holdings, Inc.*	6,437	52,590
Azenta, Inc.*	2,822	93,860
BioAge Labs, Inc.*	8,877	117,443
Bio-Rad Laboratories, Inc. - Class A*	100	30,299
BrightSpring Health Services, Inc.*	1,190	44,565
BrightView Holdings, Inc.*	10,570	133,922
Brookdale Senior Living, Inc.*	17,969	193,885
Bunge Global S.A.	520	46,322
Cal-Maine Foods, Inc.	2,628	209,110
CareDx, Inc.*	5,256	99,023
Carriage Services, Inc.	785	33,205
Castle Biosciences, Inc.*	3,584	139,418
Certara, Inc.*	3,705	32,641
Charles River Laboratories International, Inc.*	425	84,779
Clarivate PLC*	7,440	24,850
Coca-Cola Consolidated, Inc.	1,042	159,739
Collegium Pharmaceutical, Inc.*	436	20,187
CONMED Corp.	595	24,157
CorMedix, Inc.*	2,660	30,936
Coty, Inc. - Class A*	8,370	25,780
Custom Truck One Source, Inc.*	6,610	38,074
Cytek Biosciences, Inc.*	13,673	69,049
Deluxe Corp.	5,800	129,514
Dole PLC	3,000	44,970
Dyne Therapeutics, Inc.*	7,616	148,969
Edgewell Personal Care Co.	4,502	76,759
Electromed, Inc.*	1,067	31,071
Embecta Corp.	8,824	104,829
Emergent BioSolutions, Inc.*	1,898	23,459
Enhabit, Inc.*	6,872	63,360
Ennis, Inc.	4,260	76,723
Enovis Corp.*	5,216	138,954
Envista Holdings Corp.*	11,776	255,657
Esperion Therapeutics, Inc.*	6,441	23,832
First Advantage Corp.*	2,924	42,486
Fresh Del Monte Produce, Inc.	10,451	372,369
Fulgent Genetics, Inc.*	2,577	67,698
Graham Holdings Co. - Class B	570	626,202
GRAIL, Inc.*	1,141	97,658
	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Green Dot Corp. - Class A*	3,793	$48,588
Grocery Outlet Holding Corp.*	4,360	44,036
Guardant Health, Inc.*	879	89,781
Harmony Biosciences Holdings, Inc.*	937	35,063
Healthcare Services Group, Inc.*	2,370	45,314
Helen of Troy Ltd.*	1,800	38,250
ICF International, Inc.	873	74,467
ICU Medical, Inc.*	682	97,301
Indivior PLC*	1,182	42,410
Ingles Markets, Inc. - Class A	2,517	172,540
Ingredion, Inc.	1,988	219,197
Innoviva, Inc.*	9,598	191,864
Insperity, Inc.	1,763	68,263
Integer Holdings Corp.*	3,575	280,387
Integra LifeSciences Holdings Corp.*	3,337	41,446
Kelly Services, Inc. - Class A	3,789	33,343
Kodiak Sciences, Inc.*	2,813	78,651
Korn Ferry	7,480	493,830
Lantheus Holdings, Inc.*	677	45,054
Laureate Education, Inc.*	6,371	214,512
Lexeo Therapeutics, Inc.*	3,349	33,256
Ligand Pharmaceuticals, Inc.*	770	145,584
Lyell Immunopharma, Inc.*	908	27,948
ManpowerGroup, Inc.	2,700	80,271
Matthews International Corp. - Class A	2,181	56,968
Mission Produce, Inc.*	4,078	47,305
Molina Healthcare, Inc.*	444	77,052
Monro, Inc.	3,595	72,044
Monte Rosa Therapeutics, Inc.*	4,715	73,931
National HealthCare Corp.	2,090	286,518
National Research Corp.	3,419	64,175
Neogen Corp.*	21,403	149,607
NeoGenomics, Inc.*	6,871	80,803
NPK International, Inc.*	6,686	79,697
Omni AB, Inc. - Earnout Shares[2]	477	—
Omni AB, Inc. - Earnout Shares[2]	477	—
Omnicell, Inc.*	3,397	153,884
OraSure Technologies, Inc.*	11,245	27,213
Oruka Therapeutics, Inc.*	4,003	121,331
Owens & Minor, Inc.*	11,586	32,441
Pacira BioSciences, Inc.*	6,744	174,535
Paysafe Ltd.*	3,059	24,747
Pediatrix Medical Group, Inc.*	4,471	95,635
PepGen, Inc.*	10,653	69,351
Perdoceo Education Corp.	6,099	178,884
Perrigo Co. PLC	2,150	29,928
Post Holdings, Inc.*	5,601	554,779
Prestige Consumer Healthcare, Inc.*	4,414	272,300
Progyny, Inc.*	2,270	58,294
Puma Biotechnology, Inc.*	5,375	31,981
Quanex Building Products Corp.	4,566	70,225
QuidelOrtho Corp.*	2,890	82,538
Repay Holdings Corp.*	6,485	23,670
Sarepta Therapeutics, Inc.*	1,500	32,280
Seneca Foods Corp. - Class A*	1,552	171,698
Shattuck Labs, Inc.*	8,789	32,080

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2025 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Simply Good Foods Co.*	950	$19,076
StoneCo Ltd. - Class A*	2,120	31,355
Strategic Education, Inc.	2,574	206,435
Stride, Inc.*	1,914	124,276
Supernus Pharmaceuticals, Inc.*	6,092	302,772
Surgery Partners, Inc.*	6,369	98,401
Tactile Systems Technology, Inc.*	2,526	73,254
Tango Therapeutics, Inc.*[1]	1,940	17,188
Teleflex, Inc.	728	88,845
Theravance Biopharma, Inc.*	4,707	88,068
TIC Solutions, Inc.*	1,716	17,349
TreeHouse Foods, Inc.*	5,799	136,798
United Natural Foods, Inc.*	9,926	334,208
Universal Corp.	400	21,100
Universal Health Services, Inc. - Class B	483	105,304
Vanda Pharmaceuticals, Inc.*	5,436	47,945
Varex Imaging Corp.*	3,540	41,241
Veracyte, Inc.*	1,435	60,413
Vestis Corp.	11,552	77,052
Viatris, Inc.	5,073	63,159
Village Super Market, Inc. - Class A	2,030	71,852
Viridian Therapeutics, Inc.*	1,423	44,284
Vita Coco Co., Inc.*	1,358	71,988
Weis Markets, Inc.	5,999	384,476
Zymeworks, Inc.*	3,759	98,974
		14,156,929
ENERGY — 8.8%
Alpha Metallurgical Resources, Inc.*	1,486	297,022
Alto Ingredients, Inc.*	32,794	94,447
Antero Midstream Corp.	12,833	228,299
Antero Resources Corp.*	3,370	116,130
APA Corp.	21,599	528,312
Archrock, Inc.	16,098	418,870
Array Technologies, Inc.*	3,720	34,298
Borr Drilling Ltd.	10,500	42,315
Bristow Group, Inc.*	3,950	144,649
California Resources Corp.	7,987	357,099
Chord Energy Corp.	2,334	216,362
Civitas Resources, Inc.	6,976	188,980
CNX Resources Corp.*	21,672	796,879
Comstock Resources, Inc.*	29,722	688,956
Core Natural Resources, Inc.	2,866	253,670
Crescent Energy Co. - Class A	20,484	171,861
Delek U.S. Holdings, Inc.	4,104	121,725
Diamondback Energy, Inc.	2,040	306,673
DNOW, Inc.*	15,320	202,990
DT Midstream, Inc.	1,590	190,291
EQT Corp.	4,547	243,719
Expro Group Holdings N.V.*	8,738	116,652
Flotek Industries, Inc.*	2,101	36,200
Fluence Energy, Inc.*	1,728	34,180
Green Plains, Inc.*	3,123	30,605
Gulfport Energy Corp.*	889	184,903
Hallador Energy Co.*	3,711	70,657
Helix Energy Solutions Group, Inc.*	20,863	130,811
Helmerich & Payne, Inc.	17,359	497,856
	Number of Shares	Value
COMMON STOCKS (Continued)
ENERGY (Continued)
Innovex International, Inc.*	4,106	$89,798
Liberty Energy, Inc.	17,893	330,305
Matador Resources Co.	11,824	501,811
Murphy Oil Corp.	23,166	723,938
Nabors Industries Ltd.*	421	22,860
NACCO Industries, Inc. - Class A	1,450	71,108
National Energy Services Reunited Corp.*	3,111	48,718
Natural Gas Services Group, Inc.	1,720	57,878
Nextpower, Inc. - Class A*	632	55,054
Noble Corp. PLC	6,774	191,298
Northern Oil & Gas, Inc.	5,320	114,220
NOV, Inc.	9,625	150,439
Oceaneering International, Inc.*	4,218	101,359
Oil States International, Inc.*	8,576	58,060
ONEOK, Inc.	605	44,468
Par Pacific Holdings, Inc.*	4,385	154,089
Patterson-UTI Energy, Inc.	36,823	224,989
PBF Energy, Inc. - Class A	9,444	256,121
Peabody Energy Corp.	17,219	511,404
Permian Resources Corp.	26,234	368,063
ProPetro Holding Corp.*	17,283	164,361
Range Resources Corp.	5,293	186,631
Ranger Energy Services, Inc. - Class A	3,595	50,258
REX American Resources Corp.*	7,540	243,693
Ring Energy, Inc.*	34,925	30,385
RPC, Inc.	10,610	57,718
SandRidge Energy, Inc.	3,173	45,786
Seadrill Ltd.*	3,570	123,522
Select Water Solutions, Inc.	10,780	113,406
Shoals Technologies Group, Inc. - Class A*	9,120	77,520
SM Energy Co.	11,211	209,646
Smart Sand, Inc.	11,396	45,584
SolarEdge Technologies, Inc.*	859	24,782
SunCoke Energy, Inc.	12,867	92,642
Sunrun, Inc.*	10,869	199,990
Talos Energy, Inc.*	22,122	243,784
TechnipFMC PLC	14,571	649,284
TETRA Technologies, Inc.*	4,479	41,968
Tidewater, Inc.*	563	28,437
Transocean Ltd.*	86,073	355,481
VAALCO Energy, Inc.	6,689	24,348
Valaris Ltd.*	849	42,790
Vitesse Energy, Inc.	1,390	26,771
Warrior Met Coal, Inc.	5,690	501,687
Weatherford International PLC	1,120	87,651
		14,489,516
FINANCIAL — 33.3%
1st Source Corp.	5,572	348,194
ACNB Corp.	1,380	66,723
Air Lease Corp.	18,103	1,162,756
Alerus Financial Corp.	828	18,647
Ally Financial, Inc.	813	36,821
Amalgamated Financial Corp.	1,420	45,483

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2025 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Amerant Bancorp, Inc.	1,740	$33,947
Ameris Bancorp	8,312	617,332
Anywhere Real Estate, Inc.*	22,185	314,140
Arrow Financial Corp.	300	9,420
Associated Banc-Corp	29,250	753,480
Assured Guaranty Ltd.	10,216	918,112
Atlantic Union Bankshares Corp.	23,285	821,960
Axis Capital Holdings Ltd.	6,156	659,246
Axos Financial, Inc.*	5,214	449,238
Banc of California, Inc.	6,254	120,640
BancFirst Corp.	484	51,314
Bank of Hawaii Corp.	1,801	123,134
Bank of Marin Bancorp	1,900	49,419
Bank of NT Butterfield & Son Ltd.	1,990	99,142
Bank OZK	16,407	755,050
Bank7 Corp.	770	31,555
BankFinancial Corp.	1,330	15,960
BankUnited, Inc.	13,934	621,038
Banner Corp.	5,336	334,354
Bar Harbor Bankshares	1,790	55,580
BayCom Corp.	600	17,640
BCB Bancorp, Inc.	1,600	12,912
Beacon Financial Corp.	14,325	377,750
Bread Financial Holdings, Inc.	7,512	556,113
Bridgewater Bancshares, Inc.*	2,910	51,012
Brighthouse Financial, Inc.*	6,282	407,011
Brookfield Asset Management Ltd. - Class A	923	48,356
Burke & Herbert Financial Services Corp.	1,557	97,017
Business First Bancshares, Inc.	3,541	92,562
Byline Bancorp, Inc.	6,100	177,815
C&F Financial Corp.	710	51,539
Cadence Bank	16,541	708,616
Camden National Corp.	1,798	77,997
Capital City Bank Group, Inc.	1,190	50,658
Capitol Federal Financial, Inc.	8,924	60,772
Carter Bankshares, Inc.*	3,660	71,956
Cathay General Bancorp	10,950	529,870
Central Pacific Financial Corp.	1,800	56,088
Chemung Financial Corp.	855	47,709
ChoiceOne Financial Services, Inc.	500	14,760
Citizens, Inc.*	15,130	73,078
City Holding Co.	1,310	156,152
Cleanspark, Inc.*	2,037	20,614
CNB Financial Corp.	3,380	88,455
CNO Financial Group, Inc.	11,955	507,729
Coastal Financial Corp.*	434	49,732
Columbia Banking System, Inc.	30,756	859,630
Comerica, Inc.	2,650	230,365
Community Financial System, Inc.	1,172	67,320
Community Trust Bancorp, Inc.	1,470	83,055
Community West Bancshares	1,800	40,500
Compass, Inc.*	3,102	32,788
ConnectOne Bancorp, Inc.	7,889	206,850
Consumer Portfolio Services, Inc.*	3,384	31,573
	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Cushman & Wakefield Ltd.*	24,638	$398,889
Customers Bancorp, Inc.*	5,594	409,033
CVB Financial Corp.	5,390	100,254
Dime Community Bancshares, Inc.	5,709	171,784
Donegal Group, Inc. - Class A	4,842	96,743
Eagle Bancorp, Inc.	3,373	72,250
Employers Holdings, Inc.	3,779	163,139
Enact Holdings, Inc.	4,747	188,171
Encore Capital Group, Inc.*	3,028	164,572
Enova International, Inc.*	1,161	182,509
Enterprise Financial Services Corp.	4,315	233,010
Esquire Financial Holdings, Inc.	859	87,678
Essent Group Ltd.	9,614	625,006
Evercore, Inc. - Class A	246	83,702
EZCORP, Inc. - Class A*	8,812	171,129
FB Financial Corp.	1,720	95,976
Federal Agricultural Mortgage Corp. - Class C	647	113,594
Fidelis Insurance Holdings Ltd.	3,212	62,859
Financial Institutions, Inc.	2,980	92,887
First American Financial Corp.	537	32,993
First BanCorp/Puerto Rico	36,199	750,405
First Bancorp/Southern Pines NC	2,038	103,510
First Bank/Hamilton NJ	1,170	19,258
First Busey Corp.	9,885	235,164
First Business Financial Services, Inc.	1,100	59,730
First Commonwealth Financial Corp.	18,740	315,956
First Community Bankshares, Inc.	1,750	59,028
First Financial Bancorp	19,350	484,137
First Financial Corp.	1,821	110,025
First Hawaiian, Inc.	1,640	41,492
First Horizon Corp.	15,102	360,938
First Internet Bancorp	1,144	23,875
First Interstate BancSystem, Inc. - Class A	7,224	249,950
First Merchants Corp.	6,962	260,936
First Mid Bancshares, Inc.	2,812	109,668
First National Corp.	1,560	39,374
Flushing Financial Corp.	4,919	74,621
FNB Corp.	38,057	650,775
Franklin Financial Services Corp.	611	30,672
FRP Holdings, Inc.*	868	19,782
FS Bancorp, Inc.	620	25,525
Fulton Financial Corp.	40,311	779,212
Genworth Financial, Inc.*	64,324	580,846
German American Bancorp, Inc.	1,000	39,180
Glacier Bancorp, Inc.	1,630	71,802
Great Southern Bancorp, Inc.	1,845	113,578
Greenlight Capital Re Ltd. - Class A*	4,287	62,504
Hancock Whitney Corp.	18,074	1,150,952
Hanmi Financial Corp.	8,080	218,402
Hanover Insurance Group, Inc.	622	113,683
HBT Financial, Inc.	1,300	33,605
Heritage Commerce Corp.	6,040	72,540
Heritage Financial Corp.	3,008	71,139
Heritage Insurance Holdings, Inc.*	3,450	100,947

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2025 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Hilltop Holdings, Inc.	12,462	$422,960
Home Bancorp, Inc.	940	54,332
HomeTrust Bancshares, Inc.	1,000	42,940
Hope Bancorp, Inc.	17,176	188,249
Horace Mann Educators Corp.	5,211	240,644
Horizon Bancorp, Inc.	3,741	63,447
Howard Hughes Holdings, Inc.*	4,028	321,314
Huntington Bancshares, Inc.	5,830	101,151
Independent Bank Corp.	3,020	98,241
Independent Bank Corp.	3,661	267,546
International Bancshares Corp.	12,105	804,256
Invesco Ltd.	20,500	538,535
Investar Holding Corp.	1,000	26,720
Jackson Financial, Inc. - Class A	10,603	1,130,810
Janus Henderson Group PLC	10,892	518,132
Jones Lang LaSalle, Inc.*	906	304,842
Kingstone Cos., Inc.	1,489	25,060
LendingClub Corp.*	10,776	204,097
Lincoln National Corp.	3,482	155,053
McGrath RentCorp	122	12,801
Mercantile Bank Corp.	3,880	186,628
Mercury General Corp.	2,049	192,729
Metropolitan Bank Holding Corp.	560	42,762
MGIC Investment Corp.	38,862	1,135,548
Mid Penn Bancorp, Inc.	1,340	41,567
Midland States Bancorp, Inc.	5,059	107,099
MidWestOne Financial Group, Inc.	1,400	53,900
Moelis & Co.	251	17,254
Navient Corp.	21,964	285,532
NBT Bancorp, Inc.	3,290	136,601
Nelnet, Inc. - Class A	5,240	696,710
Newmark Group, Inc. - Class A	12,875	223,253
NMI Holdings, Inc.*	9,271	378,164
Northeast Bank	1,190	123,677
Northfield Bancorp, Inc.	2,999	34,279
Northrim BanCorp, Inc.	5,960	158,596
Northwest Bancshares, Inc.	19,541	234,492
Oak Valley Bancorp	1,610	48,397
OceanFirst Financial Corp.	6,620	118,829
Octave Specialty Group, Inc.*	8,506	66,177
OFG Bancorp	12,445	509,996
Old National Bancorp	40,696	907,928
Old Second Bancorp, Inc.	2,780	54,210
OneMain Holdings, Inc.	3,151	212,850
Oppenheimer Holdings, Inc. - Class A	2,267	163,881
Orrstown Financial Services, Inc.	2,317	82,068
Park National Corp.	185	28,153
Pathward Financial, Inc.	2,467	175,157
Patriot National Bancorp, Inc.*	13,597	24,747
PCB Bancorp	3,540	76,641
Peapack-Gladstone Financial Corp.	2,485	69,207
PennyMac Financial Services, Inc.	3,474	458,012
Peoples Bancorp of North Carolina, Inc.	300	10,860
Peoples Bancorp, Inc.	6,923	207,898
Peoples Financial Services Corp.	1,290	62,836
Piper Sandler Cos.	637	216,395
	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Popular, Inc.	8,312	$1,035,010
PRA Group, Inc.*	3,680	65,099
Preferred Bank/Los Angeles CA	3,270	308,786
Primerica, Inc.	320	82,675
Primis Financial Corp.	2,444	33,996
ProAssurance Corp.*	5,465	132,034
Provident Financial Holdings, Inc.	1,180	18,774
Provident Financial Services, Inc.	21,290	420,477
QCR Holdings, Inc.	1,447	120,535
Radian Group, Inc.	15,192	546,760
Regional Management Corp.	2,088	80,910
Renasant Corp.	14,379	506,428
Republic Bancorp, Inc. - Class A	2,280	157,297
Riot Platforms, Inc.*	3,158	40,012
Rocket Cos., Inc. - Class A	54,623	1,057,501
S&T Bancorp, Inc.	5,553	218,511
Safety Insurance Group, Inc.	424	33,034
Seacoast Banking Corp. of Florida	3,015	94,731
Sierra Bancorp	2,330	76,144
Simmons First National Corp. - Class A	16,097	303,428
SiriusPoint Ltd.*	17,520	383,513
SmartFinancial, Inc.	2,450	90,626
SoFi Technologies, Inc.*	12,465	326,334
Southside Bancshares, Inc.	2,196	66,736
SOUTHSTATE BANK Corp.	7,948	747,986
Steel Newco, Inc.*	3,207	305,980
Stellar Bancorp, Inc.	2,529	78,247
Stewart Information Services Corp.	2,450	172,137
Stifel Financial Corp.	472	59,104
Stock Yards Bancorp, Inc.	530	34,424
StoneX Group, Inc.*	2,606	247,909
Synovus Financial Corp.	1,640	82,082
Texas Capital Bancshares, Inc.*	8,278	749,490
Third Coast Bancshares, Inc.*	540	20,525
Timberland Bancorp, Inc.	1,578	56,492
Tiptree, Inc.	4,301	78,579
Tompkins Financial Corp.	899	65,195
Towne Bank/Portsmouth VA	2,010	67,074
TriCo Bancshares	3,083	146,042
TrustCo Bank Corp. NY	3,330	137,629
Trustmark Corp.	9,097	354,328
UMB Financial Corp.	2,772	318,891
United Bankshares, Inc.	11,352	435,917
United Community Banks, Inc.	7,632	238,271
United Fire Group, Inc.	3,046	110,722
Unity Bancorp, Inc.	400	20,688
Universal Insurance Holdings, Inc.	3,812	128,846
Univest Financial Corp.	5,460	178,760
Unum Group	3,627	281,093
Valley National Bancorp	49,910	582,949
WaFd, Inc.	15,995	512,320
Washington Trust Bancorp, Inc.	1,970	58,214
Waterstone Financial, Inc.	2,914	48,227
Webster Financial Corp.	9,285	584,398
WesBanco, Inc.	17,254	573,523
Westamerica BanCorp	1,630	77,963

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2025 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Western Alliance Bancorp	2,876	$241,785
Western New England Bancorp, Inc.	3,159	39,867
White Mountains Insurance Group Ltd.	295	613,019
Wintrust Financial Corp.	5,134	717,836
World Acceptance Corp.*	683	95,886
WSFS Financial Corp.	8,221	454,128
Zions Bancorp N.A.	4,010	234,745
		54,662,853
INDUSTRIAL — 18.0%
AAR Corp.*	3,076	254,662
Acuity, Inc.	140	50,406
Advanced Energy Industries, Inc.	429	89,820
Aebi Schmidt Holding A.G.	2,517	31,840
Alamo Group, Inc.	196	32,903
American Woodmark Corp.*	2,671	143,967
Apogee Enterprises, Inc.	332	12,088
Applied Industrial Technologies, Inc.	154	39,543
ArcBest Corp.	3,782	280,587
Arcosa, Inc.	6,049	643,130
Ardmore Shipping Corp.	4,861	51,478
Argan, Inc.	277	86,790
Arrow Electronics, Inc.*	1,640	180,695
Astec Industries, Inc.	3,557	154,089
Astronics Corp.*	1,190	64,546
ATI, Inc.*	3,979	456,630
Atkore, Inc.	890	56,293
Avient Corp.	5,642	176,256
Avnet, Inc.	16,681	802,022
AZZ, Inc.	1,381	148,016
Bel Fuse, Inc. - Class B	1,600	271,408
Belden, Inc.	281	32,751
Benchmark Electronics, Inc.	6,831	292,094
Boise Cascade Co.	3,268	240,525
Brady Corp. - Class A	730	57,210
C.H. Robinson Worldwide, Inc.	204	32,795
Cadre Holdings, Inc.	724	29,568
Chart Industries, Inc.*	1,430	294,909
Clearwater Paper Corp.*	2,387	41,534
Coherent Corp.*	1,469	271,133
Columbus McKinnon Corp.	2,510	43,298
Comfort Systems USA, Inc.	169	157,726
Concrete Pumping Holdings, Inc.	6,988	46,889
Core Molding Technologies, Inc.*	1,390	27,870
Costamare, Inc.	18,212	287,567
Covenant Logistics Group, Inc.	4,809	105,990
DHT Holdings, Inc.	29,553	360,842
Dorian LPG Ltd.	7,564	184,108
Ducommun, Inc.*	2,337	222,319
DXP Enterprises, Inc.*	1,092	119,891
Dycom Industries, Inc.*	166	56,091
Eastman Kodak Co.*	5,561	47,046
EMCOR Group, Inc.	421	257,564
EnerSys	1,763	258,720
Enpro, Inc.	1,597	341,966
Enviri Corp.*	17,783	318,671
Esab Corp.	3,005	335,719
	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
ESCO Technologies, Inc.	1,599	$312,429
Everus Construction Group, Inc.*	507	43,379
Federal Signal Corp.	1,438	156,152
Flowserve Corp.	1,072	74,375
Forward Air Corp.*	3,334	83,350
Frontdoor, Inc.*	2,320	133,841
GATX Corp.	5,624	953,830
Genco Shipping & Trading Ltd.	6,987	128,770
Gibraltar Industries, Inc.*	3,120	154,253
Granite Construction, Inc.	2,909	335,553
Great Lakes Dredge & Dock Corp.*	7,550	99,056
Greenbrier Cos., Inc.	5,372	251,087
Greif, Inc. - Class A	5,540	375,058
Griffon Corp.	1,970	145,090
GXO Logistics, Inc.*	5,771	303,785
Heartland Express, Inc.	8,760	79,103
Helios Technologies, Inc.	783	41,883
Hillenbrand, Inc.	4,859	154,127
Hillman Solutions Corp.*	4,490	38,883
Himalaya Shipping Ltd.[1]	9,748	88,707
Hub Group, Inc. - Class A	10,810	460,614
Ichor Holdings Ltd.*	1,422	26,207
Innovative Solutions and Support, Inc.*	3,595	68,089
Insteel Industries, Inc.	1,540	48,772
International Seaways, Inc.	9,291	451,078
Janus International Group, Inc.*	2,386	15,604
Kennametal, Inc.	8,661	246,059
Kimball Electronics, Inc.*	5,497	152,927
Kirby Corp.*	5,533	609,626
Knight-Swift Transportation Holdings, Inc.	2,974	155,481
Knowles Corp.*	12,079	258,853
Kratos Defense & Security Solutions, Inc.*	1,997	151,592
L B Foster Co. - Class A*	1,544	41,611
Latham Group, Inc.*	3,100	19,685
Lindsay Corp.	230	27,110
LSB Industries, Inc.*	3,600	30,600
Manitowoc Co., Inc.*	5,050	60,549
Marten Transport Ltd.	13,307	151,434
Masterbrand, Inc.*	12,775	141,036
Materion Corp.	1,159	144,087
Matson, Inc.	5,841	721,656
Mercury Systems, Inc.*	609	44,463
Metallus, Inc.*	5,718	98,121
Mirion Technologies, Inc.*	10,053	235,441
Mistras Group, Inc.*	5,764	72,915
Modine Manufacturing Co.*	4,379	584,640
Mohawk Industries, Inc.*	4,058	443,539
Mueller Industries, Inc.	5,241	601,667
Myers Industries, Inc.	2,540	47,549
MYR Group, Inc.*	346	75,601
National Presto Industries, Inc.	456	48,683
NL Industries, Inc.	5,450	29,812
Nordic American Tankers Ltd.	37,298	128,305
nVent Electric PLC	2,420	246,767

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2025 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
NWPX Infrastructure, Inc.*	2,049	$128,042
O-I Glass, Inc.*	11,355	167,600
Olympic Steel, Inc.	1,719	73,547
Orion Group Holdings, Inc.*	2,680	26,639
PAMT Corp.*	1,448	17,492
Pangaea Logistics Solutions Ltd.	4,727	32,522
Park-Ohio Holdings Corp.	1,067	22,343
Perma-Pipe International Holdings, Inc.*	875	26,565
Plexus Corp.*	1,507	221,529
Primoris Services Corp.	4,832	599,844
Proto Labs, Inc.*	3,080	155,817
Radiant Logistics, Inc.*	11,066	70,048
Regal Rexnord Corp.	560	78,579
Ryder System, Inc.	2,550	488,044
Ryerson Holding Corp.	3,761	94,627
Safe Bulkers, Inc.	8,456	40,758
Sanmina Corp.*	9,143	1,372,090
Schneider National, Inc. - Class B	9,670	256,545
Scorpio Tankers, Inc.	9,396	477,599
Sensata Technologies Holding PLC	9,585	319,085
SFL Corp. Ltd.	17,318	135,254
Smith & Wesson Brands, Inc.	3,853	38,029
SPX Technologies, Inc.*	1,240	248,074
Standex International Corp.	155	33,678
Stanley Black & Decker, Inc.	2,620	194,614
Sterling Infrastructure, Inc.*	538	164,752
TD SYNNEX Corp.	1,420	213,327
Teekay Corp. Ltd.	15,882	143,414
Teekay Tankers Ltd. - Class A	5,089	271,854
Terex Corp.	5,232	279,284
Thermon Group Holdings, Inc.*	2,717	100,964
Timken Co.	1,435	120,727
TriMas Corp.	5,160	182,922
Trinity Industries, Inc.	9,072	239,864
TTM Technologies, Inc.*	21,195	1,462,455
Tutor Perini Corp.	6,211	416,261
UFP Industries, Inc.	1,430	130,201
Vishay Intertechnology, Inc.	18,515	268,282
Watts Water Technologies, Inc. - Class A	352	97,159
Werner Enterprises, Inc.	8,534	256,105
Willis Lease Finance Corp.	1,473	199,798
World Kinect Corp.	9,038	211,760
Worthington Enterprises, Inc.	2,520	129,956
Worthington Steel, Inc.	3,813	132,006
		29,424,904
TECHNOLOGY — 2.4%
Adeia, Inc.	2,683	46,282
Alpha & Omega Semiconductor Ltd.*	3,205	63,491
Amkor Technology, Inc.	35,208	1,390,012
Amtech Systems, Inc.*	1,896	23,795
ASGN, Inc.*	1,351	65,078
Axcelis Technologies, Inc.*	346	27,798
Bandwidth, Inc. - Class A*	2,515	38,857
Cirrus Logic, Inc.*	266	31,521
Claritev Corp.*	1,842	78,745
Climb Global Solutions, Inc.	379	38,957
	Number of Shares	Value
COMMON STOCKS (Continued)
TECHNOLOGY (Continued)
Cohu, Inc.*	3,466	$80,654
Concentrix Corp.	1,430	59,459
Conduent, Inc.*	10,114	19,419
Diebold Nixdorf, Inc.*	576	39,105
Digi International, Inc.*	3,455	149,567
Diodes, Inc.*	3,817	188,331
DXC Technology Co.*	4,260	62,409
EPAM Systems, Inc.*	192	39,337
FormFactor, Inc.*	1,740	97,057
GigaCloud Technology, Inc. - Class A*	2,193	86,141
Insight Enterprises, Inc.*	955	77,804
IPG Photonics Corp.*	2,060	147,496
Kulicke & Soffa Industries, Inc.	508	23,144
LiveRamp Holdings, Inc.*	1,911	56,126
Lumentum Holdings, Inc.*	62	22,852
MaxLinear, Inc.*	2,363	41,187
N-able, Inc.*	2,679	20,039
NetScout Systems, Inc.*	9,560	258,694
Nutex Health, Inc.*	236	38,850
PagerDuty, Inc.*	2,533	33,208
Photronics, Inc.*	8,676	277,632
Richardson Electronics Ltd./United States	1,100	11,968
Skyworks Solutions, Inc.	550	34,875
Synaptics, Inc.*	370	27,387
TTEC Holdings, Inc.*	8,200	29,520
Ultra Clean Holdings, Inc.*	2,121	53,725
Veeco Instruments, Inc.*	3,176	90,770
Vishay Precision Group, Inc.*	2,170	83,545
Xerox Holdings Corp.	9,170	21,733
		3,976,570
UTILITIES — 1.0%
Ameresco, Inc. - Class A*	1,945	56,969
Brookfield Infrastructure Corp. - Class A	3,350	152,090
Clearway Energy, Inc. - Class C	3,200	106,432
Consolidated Water Co., Ltd.	1,220	43,054
MDU Resources Group, Inc.	12,004	234,318
MGE Energy, Inc.	345	27,055
New Jersey Resources Corp.	6,126	282,531
NRG Energy, Inc.	2,917	464,503
ONE Gas, Inc.	900	69,525
Otter Tail Corp.	278	22,465
Portland General Electric Co.	1,760	84,463
UGI Corp.	1,652	61,834
Unitil Corp.	1,230	59,581
		1,664,820
TOTAL COMMON STOCKS
(Cost $97,174,560)		154,754,559
EXCHANGE-TRADED FUNDS — 2.6%
Direxion Daily Pharmaceutical & Medical Bull 3X Shares - ETF[1]	11,869	145,989
Direxion Daily Retail Bull 3X Shares - ETF	8,636	79,624

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2025 (Unaudited)

	Number of Shares	Value
EXCHANGE-TRADED FUNDS (Continued)
Direxion Daily S&P Biotech Bull 3X Shares - ETF	1,194	$190,312
Direxion Daily Small Cap Bull 3X Shares - ETF	21,215	966,131
iShares Russell 2000 Value ETF	5,844	1,058,991
iShares S&P Small-Cap 600 Value ETF	2,010	228,577
ProShares UltraPro Russell2000 - ETF[1]	9,031	480,269
State Street SPDR S&P Regional Banking ETF	15,872	1,028,664
TOTAL EXCHANGE-TRADED FUNDS
(Cost $2,916,894)		4,178,557
PREFERRED STOCKS — 0.0%
CONSUMER, CYCLICAL — 0.0%
QVC Group, Inc. 8.00%, 3/15/2031[3]	274	997
TOTAL PREFERRED STOCKS
(Cost $16,190)		997
RIGHTS — 0.0%
COMMUNICATIONS — 0.0%
EW Scripps Co., Expiration Date: February 12, 2026*[2]	7,783	8
TOTAL RIGHTS
(Cost $8,474)		8
WARRANTS — 0.0%
BASIC MATERIALS — 0.0%
Resolute Forest Products, Inc., Expiration Date: December 31, 2025*[2]	12,820	—
CONSUMER, NON-CYCLICAL — 0.0%
Regulus Therapeutics Inc., Expiration Date: December 30, 2026*[2]	9,881	—
FINANCIAL — 0.0%
Opendoor Technologies, Inc., Expiration Date: November 19, 2026*	104	54
Opendoor Technologies, Inc., Expiration Date: November 19, 2026*	104	94
Opendoor Technologies, Inc., Expiration Date: November 19, 2026*	104	41
		189
TOTAL WARRANTS
(Cost $0)		189
MONEY MARKET INVESTMENTS — 3.0%
Federated Treasury Obligations Fund - Class Institutional, 3.57%[4,5]	500,000	500,000
Fidelity Investments Money Market Government Portfolio - Class III, 3.37%[4]	3,590,669	3,590,669
	Number of Shares	Value
MONEY MARKET INVESTMENTS (Continued)
Invesco Government & Agency Porfolio, 3.79%[4,6]	880,810	$880,810
TOTAL MONEY MARKET INVESTMENTS
(Cost $4,971,479)		4,971,479
TOTAL INVESTMENTS — 99.9%
(Cost $105,087,597)		163,905,789
Other assets less liabilities — 0.1%		192,012
TOTAL NET ASSETS — 100.0%		$164,097,801

PLC – Public Limited Company
*Non-income producing security.
[1]All or a portion of shares are on loan. Total loaned securities had a fair value of $798,600 at December 31, 2025.
[2]Security valued at fair value as determined by the investment adviser under the supervision of the Board of Trustees. Value determined using significant unobservable inputs.
[3]Callable.
[4]Variable rate security; the rate shown represents the 7-day yield at December 31, 2025.
[5]All or a portion of this security is segregated as collateral for options contracts. The total value of these securities is $500,000 at December 31, 2025. The Fund had option contracts transactions during the period ended December 31, 2025, however, due to the timing of these transactions, there were no open options contracts as of December 31, 2025.
[6]Investments purchased with cash proceeds from securities lending. Total collateral had a fair value of $880,810 at December 31, 2025.